Note 15 - Stock-based compensation (Detail) - Unrecognized Compensation Expense (USD $)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation costs	$ 1,382	$ 7,542	$ 78,260	$ 87,184